Significant Accounting Policies - Impact of Change in Presentation on Statement of Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Entity Information [Line Items]
Selling, general and administrative expenses - updated	£ (90,290)	£ (75,110)	[1]	£ (65,849)	[1]
Net impairment losses on financial assets - separate line added	£ 4	3,169	[1]	8	[1]
Previously reported
Entity Information [Line Items]
Selling, general and administrative expenses - updated		£ (78,279)		£ (65,857)

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).